EQUITY (Details 6) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Net income (loss)	$ 108,370	$ 68,450	$ (30,084)
Weighted average shares outstanding:
Denominator for basic net earnings per share	220,124	217,362	107,942
Effect of dilutive securities:
Employee and Non-Employee stock options and unvested RSUs	17,894	20,495
Denominator for diluted net earnings per share	238,018	237,857	107,942
Basic net earnings (losses) per share	$ 0.49	$ 0.31	$ (0.28)
Diluted net earnings (losses) per share	$ 0.46	$ 0.29	$ (0.28)